Intangible assets and goodwill (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 CAD ($) CashGeneratingUnit
Intangible assets and goodwill
Beginning balance	$ 0
Ending balance	$ 15,135
Impairment test of goodwill [Abstract]
Number of cash generating units | CashGeneratingUnit	4
Period over which management has projected cash flows	5 years
Terminal growth rate	2.50%
Discount rate	12.70%
Cash-generating units [member]
Impairment test of goodwill [Abstract]
Goodwill allocated to three digital asset mining	$ 0
Cost [Member]
Intangible assets and goodwill
Beginning balance	0
Acquired through business acquisition	15,783
Ending balance	15,783
Amortization [Member]
Intangible assets and goodwill
Beginning balance	0
Amortization	(648)
Ending balance	(648)
Customer relationships [Member]
Intangible assets and goodwill
Beginning balance	0
Ending balance	3,592
Customer relationships [Member] | Cost [Member]
Intangible assets and goodwill
Beginning balance	0
Acquired through business acquisition	4,240
Ending balance	4,240
Customer relationships [Member] | Amortization [Member]
Intangible assets and goodwill
Beginning balance	0
Amortization	(648)
Ending balance	(648)
Goodwill [Member]
Intangible assets and goodwill
Beginning balance	0
Ending balance	11,543
Goodwill [Member] | Cost [Member]
Intangible assets and goodwill
Beginning balance	0
Acquired through business acquisition	11,543
Ending balance	11,543
Goodwill [Member] | Amortization [Member]
Intangible assets and goodwill
Beginning balance	0
Amortization	0
Ending balance	$ 0